Borrowings and Debt Securities - Short-term Borrowings (Details) € in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about Short-term borrowings [Line Items]
Short-term borrowings	₩ 2,920,563	₩ 1,436,922
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	DB financial investment and others	DB financial investment and others
Borrowings interest rate	1.96~4.60	0.80 ~ 4.60
Borrowings, maturity	2022.01.07 ~ 2022.12.31	2021.01.05 ~2021.12.31
Short-term borrowings	₩ 2,030,886	₩ 580,004		$ 0
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank
Borrowings interest rate	0.34~0.45	0.71 ~ 0.74
Borrowings, maturity	2022.01.04 ~ 2022.03.30	2021.01.04 ~2021.03.31
Short-term borrowings	₩ 186,755	₩ 60,268		157,533		$ 55,393
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Korea Development Bank and others	Korea Development Bank and others	[1]
Borrowings interest rate	1M Libor + 1.25	1M Libor + 1.25	[1]
Borrowings, maturity	2022.04.29	2022.04.29	[1]
Short-term borrowings	₩ 205,142	₩ 81,290	[1]	173,042		$ 73,704	[1]
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others
Borrowings interest rate	0.57~0.80
Borrowings, maturity	2022.06.17 ~ 2022.08.31
Short-term borrowings	₩ 92,847			78,319
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Korea Development Bank and others	Woori Bank
Borrowings interest rate	1.73~2.25	Standard overdraft rate + 1.26
Borrowings, maturity	2022.01.07 ~ 2022.02.26	2021.02.26
Short-term borrowings	₩ 208,018	₩ 29,960		0
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor		Korea Development Bank and others
Borrowings interest rate		1.42 ~ 1.88
Borrowings, maturity		2021.01.07~ 2021.04.26
Short-term borrowings		₩ 215,400
Electronic short-term bonds
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	BNK Securities and others	KB Securities and others
Borrowings interest rate	1.35~1.77	0.75 ~ 1.35
Borrowings, maturity	2022.01.21 ~ 2022.02.08	2021.01.13 ~2021.03.18
Short-term borrowings	₩ 100,000	₩ 470,000		$ 0
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Credit Agricole and others
Borrowings interest rate	0.04
Borrowings, maturity	2022.06.28
Short-term borrowings	₩ 96,915				€ 72,199

[1]	The contractual maturity is 2022 but is classified as short-term borrowing due to intention of early redemption in 3 months after borrowing.